As filed with the Securities and Exchange Commission on April 28, 2000.

                                                     1933 Act File No. 2-49560
                                                     1940 Act File No. 811-2429

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 _X_
                          Pre-Effective Amendment No.____

                        Post-Effective Amendment No. _53_

                                      and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 _X_

                                Amendment No. _41_

                             USAA MUTUAL FUND, INC.
               -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                9800 Fredericksburg Road, San Antonio, TX    78288
             ------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (210) 498-0600
                                                          --------------
                          Michael D. Wagner, Secretary
                             USAA MUTUAL FUND, INC.
                            9800 Fredericksburg Road
                           San Antonio, TX 78288-0227
                    ---------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485

 ___  immediately  upon filing pursuant to paragraph (b)
 _X_  on May 1, 2000 pursuant to paragraph  (b)
 ___  60 days after filing  pursuant to paragraph  (a)(1)
 ___  on (date) pursuant to paragraph  (a)(1)
 ___  75 days after filing pursuant to paragraph (a)(2)
 ___  on, (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:
__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                        Exhibit Index on Pages 73 - 78
                                                                Page 1 of 203

                             USAA MUTUAL FUND, INC.

                             CROSS REFERENCE SHEET

                                     PART A

FORM N-1A ITEM NO.                              SECTION IN PROSPECTUS

1.  Front and Back Cover Pages..............    Same

2.  Risk/Return Summary: Investments,
       Risks, and Performance...............    What is the Fund's Investment
                                                 Objective and Main Strategy?
                                                Main Risks of Investing in This
                                                 Fund
                                                Could the Value of Your
                                                 Investment in This Fund
                                                 Fluctuate?

3.  Risk/Return Summary: Fee Table............  Fees and Expenses

4.  Investment Objectives, Principal
     Investment Strategies, and
    Related Risks.............................  What is the Fund's Investment
                                                 Objective and Main Strategy?
                                                Fund Investments

5.  Management's Discussion
     of Fund Performance.....................   Not Applicable

6.  Management, Organization, and
      Capital Structure......................   Fund and Portfolio Management

7.  Shareholder Information.................    How to Invest
                                                Important Information About
                                                 Purchases and Redemptions
                                                Exchanges
                                                Shareholder Information

8.  Distribution Arrangements...............    Not Applicable

9.  Financial Highlights Information........    Financial Highlights

                             USAA MUTUAL FUND, INC.

                             CROSS REFERENCE SHEET

                                     PART B

FORM N-1A ITEM NO.                              SECTION IN STATEMENT OF
                                                 ADDITIONAL INFORMATION

10. Cover Page and Table of Contents........    Same

11. Fund History............................    Description of Shares

12. Description of the Fund and
     Its Investments and Risks..............    Investment Policies
                                                Investment Restrictions
                                                Portfolio Transactions and
                                                 Brokerage Commissions

13. Management of the Fund                      Directors and Officers of the
                                                 Company
                                                Trustees and Officers of the
                                                 Portfolio

14. Control Persons and Principal
     Holders of Securities..................    Directors and Officers of the
                                                 Company
                                                Trustees and Officers of the
                                                 Portfolio

15. Investment Advisory and
     Other Services.........................    Directors and Officers of the
                                                 Company
                                                Investment Adviser
                                                Administrator
                                                General Information

16. Brokerage Allocation and
     Other Practices........................    Portfolio Transactions and
                                                 Brokerage Commissions

17. Capital Stock and
     Other Securities.......................    Description of Shares

18. Purchase, Redemption, and
     Pricing of Shares......................    Valuation of Securities
                                                Conditions of Purchase an
                                                 Redemption
                                                Additional Information Regarding
                                                 Redemption of Shares
                                                Investment Plans

19. Taxation of the Fund....................    Tax Considerations

20. Underwriters............................    General Information

21. Calculation of Performance Data.........    Calculation of Performance Data

22. Financial Statements....................    Cover Page

                                     Part A

                               Prospectus for the
                              S&P 500 Index Fund,
                               is included herein

                 Not included in this Post-Effective Amendment
                          are the Prospectuses for the

           Aggressive Growth Fund, Growth Fund, Growth & Income Fund,
             Income Stock Fund, Income Fund, Short-Term Bond Fund,
                 Money Market Fund, Science & Technology Fund,
             First Start Growth Fund, Intermediate-Term Bond Fund,
            High-Yield Opportunities Fund, and Small Cap Stock Fund

                                  USAA S&P 500
                                   INDEX FUND

                                   PROSPECTUS
                                  MAY 1, 2000

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                               TABLE OF CONTENTS

 What is the Fund's Investment Objective and Main Strategy?..............   2
 What is the S&P 500 Index?..............................................   2
 Main Risks of Investing in This Fund....................................   2
 Is This Fund for You?...................................................   3
 Could the Value of Your Investment in This Fund Fluctuate?..............   3
 Fees and Expenses.......................................................   5
 Fund Investments........................................................   6
 Fund and Portfolio Management...........................................  11

 Using Mutual Funds in an Investment Program.............................  12
 How to Invest...........................................................  14
 Important Information About Purchases and Redemptions...................  17
 Exchanges...............................................................  18
 Shareholder Information.................................................  19
 Financial Highlights....................................................  22
 Appendix A .............................................................  24
 Appendix B .............................................................  26

USAA Investment Management Company manages this Fund. For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout the Prospectus.

WHAT IS THE FUND'S INVESTMENT
OBJECTIVE AND MAIN STRATEGY?

The Fund seeks to match, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index (1), which emphasizes stocks of large U.S. companies. The Fund seeks to achieve its objective by investing all of its investable assets in the Equity 500 Index Portfolio (Portfolio), which is a separate mutual fund advised by Bankers Trust Company (Bankers Trust) with an identical investment objective. To track the S&P 500 Index as closely as possible, the Portfolio invests in stocks of companies included in the S&P 500 Index and other securities that Bankers Trust believes are representative of the entire S&P 500 Index. The investment performance of the Fund will correspond directly to the investment performance of the Portfolio.

The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 6 for more information.

WHAT IS THE S&P 500 INDEX?

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. See ADDITIONAL INFORMATION ON THE S&P 500 INDEX on page 10.

MAIN RISKS OF INVESTING IN THIS FUND

The primary risks of investing in this Fund are market risk and cash flow risk.

* MARKET RISK involves the possibility that the value of the Fund's investments in stocks will decline in a down stock market, regardless of the success or failure of any one company's operations.

---------
1 "Standard & Poor's(R)", "S&P(R)", "Standard & Poor's 500", "S&P 500(R)",  and
  "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Bankers Trust Company.

* CASH FLOW RISK involves the risk that substantial changes in purchases and redemptions in the Portfolio adversely affect the ability to match the performance of the S&P 500 Index.

As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, Bankers Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT GRAPHIC] throughout the Prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

IS THIS FUND FOR YOU?

This Fund might be appropriate as part of your investment portfolio if . . .

   * You are looking for a convenient and cost-efficient means of investing in a portfolio that generally reflects the performance of the stock market.
   * You are looking for some dividend income.
   * You are willing to accept moderate risk.

This Fund MAY NOT be appropriate as part of your investment portfolio if . . .

   * You need steady income and stability of principal.
   * You are unwilling to take greater risk for long-term goals.

   * You need an investment that provides tax-free income.

This Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

Yes, it could. Bankers Trust attempts to keep the Portfolio fully invested in securities that are representative of the S&P 500 Index as a whole. Therefore, the value of your investment in this Fund will fluctuate with the changing market value of the investments in the Portfolio.

The bar chart shown below illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Total Return

All mutual funds must use the same formula to calculate total return.

[SIDE BAR]
     TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE   ASSUMING  THE
     REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

[BAR CHART]
                          CALENDAR YEAR   TOTAL RETURN
                              1997*           33.03%
                              1998            28.62%
                              1999            20.67%

                    *Fund began operations on May 1, 1996.

     THE FUND'S TOTAL RETURN FOR THE THREE-MONTH PERIOD ENDED MARCH 31, 2000, WAS 2.23%.

During the periods shown in the bar chart, the highest total return for a quarter was 21.33% (quarter ending December 31, 1998) and the lowest total return for a quarter was -9.83% (quarter ending September 30, 1998).

The table below shows how the Fund's average annual total returns for the one-year period, as well as the life of the Fund, compared to those of the S&P 500 Index itself. Unlike an index, the Fund has operating expenses. Therefore, while the Fund attempts to track the S&P 500 Index as closely as possible, it will not match exactly the performance of the Index. Keep in mind, the S&P 500 Index is a model, not an actual portfolio. It is a passive measure of U.S. stock market returns. It does not factor in the costs of buying, selling, and holding stocks - costs that are reflected in the Fund's results. Also, remember, historical performance does not necessarily indicate what will happen in the future.

===============================================================================
  Average Annual
  Total Returns                                    Since Fund's
  (for the periods ending           Past           Inception on
  December 31, 1999)                1 Year          May 1, 1996
-------------------------------------------------------------------------------
   S&P 500 Index Fund*              20.67%            27.15%
-------------------------------------------------------------------------------
   S&P 500 Index                    21.03%            27.33%
===============================================================================

*EXCLUDES $10 ACCOUNT MAINTENANCE FEE, WHICH IS WAIVED FOR ACCOUNTS OF $10,000 OR MORE.

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. For the most current price and return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 34# when asked for the Fund Code.

[SIDE BAR]
                              [TELEPHONE GRAPHIC]
                                 TouchLine(R)
                                1-800-531-8777
                                     press
                                       1
                                     then
                                       1
                                     then
                                     3 4 #

You may also find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "S&PIdx." If you prefer to obtain this information from an on-line computer service, you can do so by using the ticker symbol "USSPX."

[SIDE BAR]
                                   NEWSPAPER
                                    SYMBOL

                                    S&Pldx

                                    TICKER
                                    SYMBOL

                                     USSPX

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund. The Board of Directors of USAA Mutual Fund, Inc., of which the Fund is a series, believes that the aggregate per share expenses of the Fund and the Equity 500 Index Portfolio (Portfolio) will be less than or approximately equal to the expenses which the Fund would incur if the investable assets (Assets) of the Fund were invested directly in the types of securities being held by the Portfolio.

Shareholder Transaction Expenses-- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $10 fee. (Your bank may also charge a fee for receiving wires.)

         ===============================================
           Annual Account Maintenance Fee
           (for accounts under $10,000)           $10
         ===============================================

Annual Fund Operating Expenses-- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration, transfer agency, and legal fees. The figures below are based upon the actual expenses of the Fund and Portfolio combined during the past fiscal year ended December 31, 1999, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).

[SIDE BAR]
     12b-1 Fees - SOME MUTUAL FUNDS CHANGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

         ===============================================
           Investment Advisory Fees              .05%
           Distribution (12b-1) Fees             None
           Other Expenses                        .13%
                                                -----
           Total Annual Operating Expenses       .18%
                                                =====
         ===============================================

We are contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Portfolio do not exceed .18% of the Fund's ANA.

USAA Shareholder Account Services, the Fund's transfer agent, assesses a $10 annual account maintenance fee to allocate part of the fixed costs of maintaining shareholder accounts. We deduct $2.50 per quarter from your dividends to pay the annual fee. We will waive this fee if you maintain an account balance of $10,000 or more. See SHAREHOLDER INFORMATION on page 19 for further information.

Example of Effect of Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown. The example excludes the $10 account maintenance fee.

         ===============================================
                   1  year.............  $  18
                   3  years............     58
                   5  years............    101
                  10  years............    230
         ===============================================

FUND INVESTMENTS

Principal Investment Strategies and Risks

   Q   What is the Fund's principal investment strategy?

   A Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Equity 500 Index Portfolio (Portfolio), a separate registered investment company with the same investment objective as the Fund. Therefore, your interest in the Portfolio's securities is indirect, and the investment characteristics of the Fund will correspond directly to those of the Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

   Q   How do funds in a master-feeder structure operate?

[SIDE BAR]
                                 HOW A MASTER-
                               FEEDER STRUCTURE
                                  OPERATES -

                                You buy shares
                                  in the Fund

                                    The Fund
                                   invests in
                                 the Portfolio

                                 The Portfolio
                                   invests in
                                    S&P 500
                                   stocks and
                                other securities

   A The Portfolio is considered a master fund. The Fund is considered a feeder fund and invests all of its Assets in the Portfolio. The Portfolio may also accept investments from other feeder funds, typically mutual funds or institutional investors. All feeder funds will invest in the Portfolio under the same terms and conditions and will bear the Portfolio's expenses in proportion to their assets. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. Therefore, investors in different feeder funds may experience different returns.

       The Fund may withdraw its investment from the Portfolio at any time, if the Board of Directors determines that it is in the best interest of the Fund's shareholders to do so. Certain changes in the Portfolio's investment objective, policies, or restrictions may require the Fund to withdraw its interest in the Portfolio. Upon any such withdrawal, we would become responsible for directly managing the Assets of the Fund. In addition, the Board of Directors would then consider whether to invest in a different master portfolio or take other action.

[CAUTION LIGHT GRAPHIC]

MASTER-FEEDER STRUCTURE RISK. Actions of larger feeder funds may materially affect smaller feeder funds investing in the Portfolio. For example, if a large feeder fund withdraws from the Portfolio, the remaining funds may experience proportionately higher operating expenses resulting in lower returns (however, this possibility exists as well for traditionally structured funds that have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, feeder funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.

   Q   How is the Portfolio managed?

   A The Portfolio is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Portfolio utilizes a "passive" or "indexing" investment approach in an attempt to match, as closely as possible, the performance of the S&P 500 Index. This is done by holding either all, or a representative sample, of the securities in the index. An index is a group of securities whose overall performance is used as a standard to measure investment performance.

   Q As an investor, what are the benefits of using a "passive" or "indexing" approach?

   A   Indexing appeals to many investors for the following reasons:

       * provides simplicity because it is a straightforward market-matching strategy;

       * generally provides diversification by investing in a wide variety of companies and industries;

       * tends to have lower costs because index funds do not have many of the expenses of actively managed funds such as research; and

       * usually has relatively low trading activity; therefore, brokerage commissions tend to be lower.

   Q   What is the Portfolio's investment policy?

   A Under normal conditions, the Portfolio intends to invest at least 80% of its assets in stocks of companies included in the S&P 500 Index. In seeking to mirror the performance of the S&P 500 Index, Bankers Trust, the Portfolio's investment adviser, attempts to allocate the Portfolio's investments among stocks in approximately the same weightings as the S&P 500 Index, beginning with the stocks that make up the larger portion of the Index's value. Bankers Trust may exclude or may remove any S&P stock from the Portfolio, if Bankers Trust believes that the stock is illiquid or has impaired financial conditions due to extraordinary events. Over the long term, Bankers Trust seeks a correlation between the performance of the Portfolio, before expenses, and that of the S&P 500 Index of 0.98 or better. A figure of 1.00 would indicate perfect correlation, meaning that the Portfolio always moves up in value when the Index rises and down in value when the Index declines. In the unlikely event that the targeted correlation is not achieved, the Portfolio's Board of Trustees will consider alternative structures.

[CAUTION LIGHT GRAPHIC]
MARKET RISK. Because this Fund invests in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Stocks tend to go up and down more than bonds.

   Q   How will Bankers Trust invest to  mirror the performance  of the S&P 500
       Index?

   A The Portfolio cannot as a practical matter hold every one of the 500 stocks in the S&P 500 Index. Because it would be very expensive to buy and sell all of the stocks in the S&P 500 Index, Bankers Trust uses a "sampling" technique.

       * First - the Portfolio buys the stocks that make up the larger portions of the Index's value in roughly the same proportion as the Index.

       * Second - smaller stocks are analyzed and selected. In choosing smaller stocks, the Portfolio tries to match the industry and risk characteristics of all of the small companies in the S&P 500 Index without buying all of those stocks.

       * Third - the Portfolio may invest in S&P 500 Index futures contracts and similar instruments.

       This approach allows the Portfolio to maintain sufficient cash to meet redemption requests while minimizing costs.

   Q   Will the Portfolio purchase other types of securities?

   A Under normal conditions, Bankers Trust will attempt to invest as much of the Portfolio's assets as is practical in stocks included in the S&P 500 Index. However, the Portfolio may hold up to 20% of its assets in short-term debt securities, money market instruments, stock index futures, and options.

       For a description of the futures and options the Portfolio may use and some of their associated risks, see APPENDIX A on page 24.

[CAUTION LIGHT GRAPHIC]
CASH FLOW RISK. The ability of the Fund and the Portfolio to meet their investment objectives depends to some extent on the cash flow in and out of the Fund and other investors in the Portfolio. When a shareholder buys or sells the Fund's shares, the Portfolio generally has to buy or sell stocks in its portfolio. Changes in the Fund's cash flow affect how closely the Portfolio mirrors the S&P 500 Index.

[SIDE BAR]
     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS ARE USE AS A LOW-COST METHOD OF GAINING EXPOSURE TO A PARTICULAR SECURITIES MARKET WITHOUT INVESTING DIRECTLY IN THOSE SECURITIES.

INVESTMENTS IN OPTIONS AND FUTURES. The Portfolio may invest, to a limited extent, in stock index futures or options. The Portfolio will not use these derivative instruments for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. Bankers Trust invests in stock index futures and options to keep cash on hand to meet shareholder redemptions or other needs while simulating full investments in stocks. These investments tend to reduce the Portfolio's transaction cost or add value when these instruments are favorably priced. Risks associated with investments in futures and options include the risk that the futures or options contract will not fully offset the underlying position and investments in futures and options used for risk management may not have the intended effects and may result in losses or missed opportunities.

If the Portfolio invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

Additional Information on the S&P 500 Index

[SIDE BAR]
                                    MARKET
                                CAPITALIZATION
                                    EQUALS
                                  # OF SHARES
                                  OUTSTANDING
                                 MULTIPLIED BY
                                  THE STOCK'S
                                 CURRENT PRICE

Stocks in the S&P 500 Index are weighted according to their market capitalization. Bankers Trust believes that the performance of the S&P 500 Index is representative of the performance of publicly traded common stocks in general. S&P determines the composition of the S&P 500 Index based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group. The composition may change from time to time.

The Fund and the Portfolio are not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Fund or the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund and the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein.

S&P makes no warranty, express or implied, as to the results to be obtained by the Fund or the Portfolio, owners of the Fund or the Portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties and hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein.

FUND AND PORTFOLIO MANAGEMENT

The Board of Directors of USAA Mutual Fund, Inc. (Company), of which the Fund is a series, supervises the business affairs of the Company, while the business affairs of the Portfolio are subject to the supervision of its Board of Trustees. No Director of the Company also serves as a Trustee of the Portfolio.

USAA Investment Management Company

The Company has retained us, USAA Investment Management Company, to serve as the manager, investment adviser, and distributor for the Company. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $42 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide certain management services to the Fund. We are responsible for monitoring the services provided to the Portfolio by Bankers Trust, subject to the authority of and supervision by the Company's Board of Directors. We receive no fee for providing these monitoring services. However, in the event the Company's Board of Directors determines it is in the best interest of the Fund's shareholders to withdraw its investment in the Portfolio, we would be responsible for directly managing the Assets of the Fund. In such an event, the Fund would pay us an annual fee of one-tenth of one percent (.10%) of average net assets, accrued daily and paid monthly. We also provide services related to selling the Fund's shares and receive no compensation for those services.

Bankers Trust Company

At the present time, the Company seeks to achieve the Fund's investment objective by investing all the Fund's Assets in the Portfolio. The Portfolio has retained the services of Bankers Trust Company, with headquarters at 130 Liberty Street, New York, New York 10006, as investment adviser.

Bankers Trust, an indirect wholly owned subsidiary of Deutsche Bank AG, is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions, and private clients.

Investment management is a core business of Bankers Trust with assets under its global management totaling $270 billion as of December 31, 1999. Of that total, approximately $238 billion are in U.S. assets.

Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of .05% of the average daily net assets of the Portfolio.

Portfolio Turnover

The annual portfolio turnover rate measures the frequency that the Portfolio sells and replaces the value of its securities for a given period. We do not expect the Fund to have a high portfolio turnover rate.

Administrator

Under the Administration Agreement with the Fund, we calculate the net asset value of the Fund and generally assist the Company's Board of Directors in all aspects of the administration and operation of the Fund. The Administration Agreement provides for the Fund to pay us a fee, computed daily and paid monthly, at an annual rate equal to the lesser of (1) .06% of the average daily net assets of the Fund or (2) the amount that brings the total Fund and Portfolio annual operating expenses as a percentage of the Fund's average net assets up to .18%. We may also delegate one or more of our responsibilities to others, at our expense.

Under an Administration and Services Agreement with the Portfolio, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the Portfolio's Board of Trustees in all aspects of the administration and operation of the Portfolio. Bankers Trust does not charge a fee to the Portfolio for services provided under this agreement. Bankers Trust may also delegate one or more of its responsibilities to others, at Bankers Trust's expense. See ADMINISTRATOR in the Statement of Additional Information for further information.

USING MUTUAL FUNDS IN
AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the

USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to invest in a widely diversified, common stock portfolio. You could combine an investment in the S&P 500 Index Fund with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds to fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative with our asset strategy funds listed in APPENDIX B under asset allocation on page 26. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who prefers to delegate the asset allocation process to an investment manager, their structure achieves diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX B on page 26 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, electronic funds transfer (EFT), phone, or Internet. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible withholding requirements.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]

*    $3,000 [$2,000 for IRAs]

ADDITIONAL PURCHASES

* $50. Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

HOW TO PURCHASE

MAIL
[ENVELOPE GRAPHIC]

*    To open an account, send your application and check to:
       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288
* To add to your account, send your check and the "Invest by Mail" stub that accompanies your Fund's transaction confirmation to the Transfer Agent:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON
[HANDSHAKE GRAPHIC]

* To open an account, bring your application and check to our San Antonio investment sales and service office at:
       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE
[BANK WIRE GRAPHIC]

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA S&P 500 Index Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s)  _____________________________________
       Shareholder(s) Mutual Fund Account Number ___________________

ELECTRONIC FUNDS TRANSFER
[CALENDAR GRAPHIC]

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

[TELEPHONE GRAPHIC]

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)
[TELEPHONE TOUCHLINE GRAPHIC]

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

INTERNET ACCESS - WWW.USAA.COM
[COMPUTER GRAPHIC]

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon redemption.

In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR INTERNET

[FAX MACHINE GRAPHIC]

* Send your written instructions to:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.
* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.
* Access our Internet web site at www.usaa.com.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) social security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available.

IMPORTANT INFORMATION ABOUT
PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services

[INVESTORS GUIDE GRAPHIC]

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Company Rights

The Company reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Company;

* limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;

* impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the Statement of Additional Information contains information on acceptable guarantors);

*   redeem an account with less than ten shares, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon exchange.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 17.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds).

SHAREHOLDER INFORMATION

Share Price Calculation

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Portfolio's Board of Trustees believes accurately reflects fair value.

Dividends and Distributions

The Fund pays net investment income dividends quarterly. Any net capital gains generally will be distributed at least annually. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

If your account balance is less than $10,000, the Transfer Agent will automatically deduct a $10 annual account maintenance fee from the dividend income paid to your account. The $10 account maintenance fee is deducted at a rate of $2.50 per quarter from the dividend. If the dividend to be paid to an account is less than the fee to be deducted, a sufficient number of shares may be redeemed from an account to make up the difference. Any account maintenance fee deducted from your account will be treated as taxable income even though not received by you. The annual account maintenance fee may be changed upon at least 30 days' notice to you.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*  fails to furnish the Fund with a correct tax identification number,
*  underreports dividend or interest income, or
*  fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies, saving paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

                                                                 Eight Months
                                                                     Ended
                                    Year Ended December 31,      December 31,
                                  ---------------------------------------------
                                    1999         1998        1997        1996*
                                  ---------------------------------------------
PER SHARE
  OPERATING PERFORMANCE

Net asset value at beginning
  of period                       $    19.27  $    15.16   $  11.57   $  10.00
                                  ---------------------------------------------
Income from investment
operations:
 Net investment income                   .25         .21        .21        .12
 Net realized and unrealized
  gain on investments and
  futures transactions                  3.71        4.11       3.59       1.57
                                  ---------------------------------------------
Total from investment operations        3.96        4.32       3.80       1.69
                                  ---------------------------------------------
Distributions from:
 Net investment income                  (.26)       (.21)      (.21)      (.12)
 Realized capital gains                 (.05)        _           _           _
                                  ---------------------------------------------
Total Distributions                     (.31)       (.21)      (.21)      (.12)
                                  ---------------------------------------------
Net asset value at end of period  $    22.92  $    19.27   $  15.16   $  11.57
                                  =============================================
Total return (%)**                     20.67       28.62      33.03      16.90

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000) $3,196,483  $1,855,855   $630,619   $179,073
Ratios to average net assets:
 Net investment income (%)              1.25        1.40       1.64       2.09a
 Expenses after waivers, including
  expenses of the Equity 500
  Index portfolio (%)                    .18b        .18b       .18        .18a
 Expenses before waivers, including
  expenses of Equity 500
  Index Portfolio (%)                    .18         .20        .25        .33
 Decrease reflected in above
  expense ratio due to absorption
  of expenses by Bankers Trust
  and the Manager (%)                     _          .02        .07        .15a

---------------------------
  a Annualized. The ratio is not necessarily indicative of 12 months of operations.

  b Effective May 6, 1998, the manager is contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the portfolio do not exceed 0.18% of the Fund's average net assets.

  * Fund commenced operations May 1, 1996.
 ** Assumes reinvestment of all dividend income distributions during the period; does not reflect $10 annual account maintenance fee.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIO'S ASSETS MAY BE INVESTED:

OPTIONS ON STOCK INDICES

The Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to
(a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

[CAUTION LIGHT GRAPHIC]
         Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment. Accordingly, the Portfolio's successful use of options on stock indices will be subject to Bankers Trust's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

FUTURES CONTRACTS ON STOCK INDICES

The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (Futures Contracts). This investment technique is designed only to hedge against anticipated future changes in general market prices that otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position. In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount that approximately offsets the decline in value of the portion of the Portfolio's investments which are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

[CAUTION LIGHT GRAPHIC]
         Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contracts and the equity market being hedged; a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in poorer overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and "initial margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Portfolio. The Portfolio may not purchase or sell a Futures Contract or options thereon if immediately thereafter its margin deposits on its outstanding Futures Contracts and its premium paid on outstanding options thereon would exceed 5% of the market value of the Portfolio's total assets.

OPTIONS ON FUTURES CONTRACTS

The Portfolio may invest in options on such Futures Contracts for similar purposes.

ASSET COVERAGE

The Portfolio will cover transactions in futures and related options, as well as when-issued and delayed-delivery as required under applicable interpretations of the Securities and Exchange Commission, either by owning the underlying securities or segregating with the Portfolio's Custodian liquid securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

ILLIQUID SECURITIES

The Portfolio may invest up to 15% of the market value of the Portfolio's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Portfolio has valued the securities.

                                   APPENDIX B

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

     FUND
   TYPE/NAME                      VOLATILITY
====================================================
 CAPITAL APPRECIATION
====================================================
 Aggressive Growth             Very high
 Emerging Markets              Very high
 First Start Growth            Moderate to high
 Gold                          Very high
 Growth                        Moderate to high
 Growth  &  Income             Moderate
 International                 Moderate to high
 S&P 500  Index                Moderate
 Science &  Technology         Very high
 Small Cap Stock               Very high
 World Growth                  Moderate to high
====================================================
 ASSET ALLOCATION
====================================================
 Balanced  Strategy            Moderate
 Cornerstone  Strategy         Moderate
 Growth and Tax Strategy       Moderate
 Growth  Strategy              Moderate to high
 Income Strategy               Low to moderate
====================================================
 INCOME - TAXABLE
====================================================
 GNMA                          Low to moderate
 High-Yield Opportunities      High
 Income                        Moderate
 Income Stock                  Moderate
 Intermediate-Term Bond        Low to moderate
 Short-Term Bond               Low
====================================================
 INCOME - TAX EXEMPT
====================================================
 Long-Term                     Moderate
 Intermediate-Term             Low to moderate
 Short-Term                    Low
 State Bond/Income             Moderate
====================================================
 MONEY MARKET
====================================================
 Money Market                  Very low
 Tax Exempt Money Market       Very low
 Treasury Money Market Trust   Very low
 State Money Market            Very low
====================================================

FOREIGN   INVESTING  IS  SUBJECT  TO   ADDITIONAL   RISKS,   SUCH  AS  CURRENCY
FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), Annual or Semiannual Report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

       ================================================================
                Investment Adviser, Underwriter, and Distributor
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
       ---------------------------------------------------------------
           Transfer Agent                          Custodian
  USAA Shareholder Account Services          Bankers Trust Company
      9800 Fredericksburg Road                 Four Albany Street
     San Antonio, Texas 78288               New York, New York 10006
       ---------------------------------------------------------------
                           Telephone Assistance Hours
                         Call toll free - Central Time
                     Monday - Friday 7:00 a.m. to 9:00 p.m.
                        Saturday 8:30 a.m. to 5:00 p.m.
                         Sunday 11:30 a.m. to 8:00 p.m.
       ---------------------------------------------------------------
                   For Additional Information on Mutual Funds
                   1-800-531-8181 (in San Antonio, 456-7211)
                For account servicing, exchanges, or redemptions
                   1-800-531-8448 (in San Antonio, 456-7202)
       ---------------------------------------------------------------
                       Recorded Mutual Fund Price Quotes
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
       ---------------------------------------------------------------
                         Mutual Fund USAA TouchLine(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                      or to exchange or redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
       ---------------------------------------------------------------
                                Internet Access
                                  www.usaa.com
       ===============================================================

                   Investment Company Act File No. 811-2429

                                     Part B

                  Statement of Additional Information for the
                               S&P 500 Index Fund

                               is included herein

                 Not included in this Post-Effective Amendment
              are the Statements of Additional Information for the
           Aggressive Growth Fund, Growth Fund, Growth & Income Fund,
             Income Stock Fund, Income Fund, Short-Term Bond Fund,
     Money Market Fund, Science & Technology Fund, First Start Growth Fund,
          Intermediate-Term Bond Fund, High-Yield Opportunities Fund,
                            and Small Cap Stock Fund

USAA     USAA                         STATEMENT OF
EAGLE    MUTUAL                       ADDITIONAL INFORMATION
LOGO     FUND, INC.                   May 1, 2000

-------------------------------------------------------------------------------

                             USAA MUTUAL FUND, INC.
                               S&P 500 Index Fund

USAA MUTUAL FUND, INC. (the Company) is a registered investment company offering shares of thirteen no-load mutual funds, one of which is described in this Statement of Additional Information (SAI): the S&P 500 Index Fund. The Fund is classified as diversified.

     The Fund's investment objective seeks to match, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. As described in the Prospectus, the Company seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in an open-end management investment company having the same investment objective as the Fund. The investment company is the Equity 500 Index Portfolio (the Portfolio) advised by Bankers Trust Company (Bankers Trust).

     Since the investment characteristics of the Fund will correspond directly to those of the Portfolio in which the Fund invests all of its investable assets, the following includes a discussion of the various investments of and techniques employed by the Portfolio.

     You may obtain a free copy of the Prospectus dated May 1, 2000, for the Fund by writing to USAA Mutual Fund, Inc., 9800 Fredericksburg Road, San
Antonio, TX 78288, or by calling toll free 1-800-531-8181. The Prospectus provides the basic information you should know before investing in the Fund. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in the Fund's Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Fund and should be read in conjunction with the Fund's Prospectus.

     The financial statements for the USAA S&P 500 Index Fund and the Equity 500 Index Portfolio, and the Independent Accountants' Reports thereon for the fiscal year ended December 31, 1999, are included in the accompanying Annual Report to Shareholders of that date and are incorporated herein by reference.

-------------------------------------------------------------------------------
                               TABLE OF CONTENTS

        PAGE

           2   Valuation of Securities
           2   Conditions of Purchase and Redemption
           3   Additional Information Regarding Redemption of Shares
           3   Investment Plans
           5   Investment Policies
           9   Investment Restrictions
          12   Portfolio Transactions and Brokerage Commissions
          13   Description of Shares
          14   Tax Considerations
          15   Directors and Officers of the Company
          18   Trustees and Officers of the Portfolio
          20   Investment Adviser
          22   Administrator
          23   General Information
          24   Calculation of Performance Data
          24   Appendix A - Comparison of Fund Performance
          27   Appendix B - Dollar-Cost Averaging

                            VALUATION OF SECURITIES

Shares of the Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of the Fund is equal to the current net asset value (NAV) per share. The NAV per share of the Fund is calculated by adding the value of the Fund's assets (i.e., the value of its investments in the Portfolio and other assets), deducting liabilities, and dividing by the number of shares outstanding.

     The Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     The Portfolio values its equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, on the basis of market valuations furnished by a pricing service. Short-term debt obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Other assets are valued at fair value using methods determined in good faith by the Portfolio's Board of Trustees.

     Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day that the NYSE is open for business and New York charter banks are not closed owing to customary or local holidays. As of the close of the NYSE, currently 4:00 p.m. (Eastern time or earlier if the NYSE closes earlier) on each such day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions that are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (1) the numerator of which is the value of such investor's investment in the Portfolio as of the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day and (2) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m. or the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m. or the close of the NYSE on the following day the NYSE is open for trading.

                     CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you may complete and return an application to the Transfer Agent.

             ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in the Portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Portfolio reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Portfolio and valued as they are for purposes of computing the Portfolio's NAV (a redemption in kind). If payment is made to the Fund in securities, the Fund may incur transaction expenses in converting these securities into cash. The Portfolio has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended (1940 Act) as a result of which the Portfolio is obligated to redeem beneficial interests with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period. For purposes of determining compliance with Rule 18f-1, each shareholder of the Fund redeeming shares of the Fund on a particular day will be treated as a direct holder in the interest in the Portfolio being redeemed that day.

     In the event the Company withdraws or redeems all of the Fund's interest in the Portfolio, the Portfolio will effect such redemption in kind and in such a manner that the securities delivered to the Fund will mirror, as closely as practicable, the composition of the Portfolio immediately prior to such redemption.

     The Board of Directors may cause the redemption of an account with a balance of less than ten shares of the Fund provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

     The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission (SEC) so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

     For the mutual  protection  of the investor and the Fund,  the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of the Fund. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE  SERVICE - The periodic  purchase of shares through  electronic
funds  transfer  from  a   non-governmental   employer,   an   income-producing
investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

     Participation in these automatic purchase plans will permit you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX B.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares having a net asset value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks mailed to a designated address.

     This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

TAX-DEFERRED RETIREMENT PLANS

Federal taxes on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make investments in one or any combination of the Funds described in the Prospectus of each Fund of USAA Mutual Fund, Inc. and USAA Investment Trust (not available in the Growth and Tax Strategy Fund).

     Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Road, San Antonio, TX 78288. USAA Federal Savings Bank serves as Custodian for these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

     An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

     Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. You may obtain detailed information about the plans from the Manager.

                              INVESTMENT POLICIES

The investment objective of the Fund is described in the Fund's Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Funds will receive 30 days' prior written notice with respect to any change in the investment objective of the Fund or the corresponding Portfolio.

     The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Company may withdraw the Fund's investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interest of the Fund to do so.

     Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

     EQUITY SECURITIES. The Portfolio may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored ADRs, EDRs, GDRs, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

     SHORT-TERM INSTRUMENTS. When the Portfolio experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Portfolio's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by (S&P) or Aa or higher by Moody's Investors Service (Moody's) or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper;
(iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's. If no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust.

     CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the 1933
Act), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The Securities and Exchange Commission (the SEC) has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Bankers Trust anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance, and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     Rule 144A Securities are securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolio, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

     In reaching liquidity decisions, Bankers Trust will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Portfolio until settlement takes place. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio identifies, as part of a segregated account cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

     LENDING OF PORTFOLIO SECURITIES. The Portfolio has the authority to lend up to 30% of the total value of its portfolio securities to brokers, dealers, and other financial organizations. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. government obligations are used as collateral. The Portfolio will adhere to the following conditions whenever its securities are loaned: (1) the Portfolio must receive at least 100% collateral from the borrower; (2) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must substitute payments in respect of all dividends, interest, or other distributions on loaned securities; and (5) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Portfolio's Board of Trustees must terminate the loan and regain the right to vote the securities. Cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

      REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio could experience delays in recovering either its cash or selling securities subject to the repurchase agreement. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolio could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory.

INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

     FUTURES CONTRACTS. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity, or index at a fixed time and place in the future. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and clear through their clearing corporations. The Portfolio may enter into contracts for the purchase or sale for future delivery of the Index.

     At the same time a futures contract on the Index is entered into, the Portfolio must allocate cash or securities as a deposit payment (initial margin). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

     Although futures contracts (other than those that settle in cash) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in the identical futures contract on a commodities exchange on which the futures contract was entered into (or a linked exchange). Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants' entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price trends by Bankers Trust may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although Bankers Trust believes that use of such contracts will benefit the Portfolio, these investments in futures may cause the Portfolio to realize gains and losses for tax purposes that would not otherwise be realized if the Portfolio were to invest directly in the underlying securities. As a result, this investment technique may accelerate the timing of receipt of taxable distributions.

     OPTIONS ON INDEX FUTURES CONTRACTS. The Portfolio may purchase and write options on futures contracts with respect to the Index. The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index. For example, when the Portfolio is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance.

     The writing of a call option on a futures contract with respect to the Index may constitute a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium that provides a partial hedge against any decline which may have occurred in the Portfolio's holdings. The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract with respect to the Index is similar in some respects to the purchase of protective put options the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk lowering securities values.

     The amount of risk the Portfolio assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The Portfolio's Board of Trustees has adopted the requirement that index futures contracts and options on index futures contracts be used only for cash management purposes. The Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the Portfolio's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

     OPTIONS ON SECURITIES INDEXES. The Portfolio may write (sell) covered call and put options to a limited extent on the Index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Portfolio may forgo the benefits of appreciation on the Index or may pay more than the market price of the Index pursuant to call and put options written by the Portfolio.

     By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the Index below the exercise price.

     The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

     When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

     The Portfolio may purchase call and put options on the Index. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of the Index. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     The Portfolio would normally purchase put options in anticipation of a decline in the market value of the Index (protective puts). The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell, the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Index. The Portfolio would ordinarily recognize a gain if the value of the Index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the Index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the Index.

     The Portfolio has adopted certain other nonfundamental policies concerning index option transactions which are discussed below. The Portfolio's activities in index options may also be restricted by the requirements of the Code, for qualification as a regulated investment company.

     The hours of trading for options on the Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     Because options on securities indices require settlement in cash, Bankers Trust may be forced to liquidate portfolio securities to meet settlement obligations.

     ASSET COVERAGE. To assure that the Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating with the Portfolio's Custodian or futures commission merchant liquid securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

                            INVESTMENT RESTRICTIONS

Certain investment restrictions of the Fund and the Portfolio have been adopted as fundamental policies of the Fund or Portfolio, as the case may be. A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. Majority of the outstanding voting securities under the 1940 Act, and as used in this SAI and the Prospectus, means, the lesser of (1) 67% or more of the outstanding voting securities of the Fund or Portfolio, as the case may be, present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or Portfolio, as the case may be, are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund or Portfolio, as the case may be. Whenever the Company is requested to vote on a fundamental policy of the Portfolio, the Company will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders. The percentage of the Company's votes representing Fund shareholders not voting will be voted by the Directors of the Company in the same proportion as the Fund shareholders who do, in fact, vote.

As a matter of fundamental policy, the Fund may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective):

  (1) with respect to 75% of its total assets, purchase the securities of any issuer (except U.S. government securities, as such term is defined in the 1940 Act) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer;

  (2) borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

  (3) concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government or its corporate instrumentalities;

  (4) issue senior securities, except as permitted under the 1940 Act;

  (5) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

  (6) lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

  (7) purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and similar instruments; and

  (8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

As a matter of fundamental policy, the Portfolio may not:

  (1) borrow money or mortgage or hypothecate assets of the Portfolio, except that in an amount not to exceed 1/3 of the current value of the Portfolio's net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (1) under the caption "Additional Restrictions" below. (As an operating policy, the Portfolio may not engage in dollar roll transactions);

  (2) underwrite securities issued by other persons except insofar as the Portfolio may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

  (3) make loans to other persons except: (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of the Portfolio's net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

  (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for the
      Portfolio's portfolio, real estate acquired as a result of the Portfolio's ownership of securities);

  (5) concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry; and

  (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

  (7) with respect to 75% of the Fund's (Portfolio's) total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investments companies) or own more than 10% of the voting securities of any issuer.

     ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies, the Fund and the Portfolio will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective):

  (1) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Fund's (Portfolio's) total assets (taken at cost), except that the Fund (Portfolio) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

  (2) pledge, mortgage, or hypothecate for any purpose in excess of 10% of the Fund's (Portfolio's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

  (3) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

  (4) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

  (5) invest for the purpose of exercising control or management;

  (6) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund (Portfolio) if such purchase at the time thereof would cause: (a) more than 10% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or
      (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund (Portfolio); and provided further that, except in the case of merger or consolidation, the Fund (Portfolio) shall not invest in any other open-end investment company unless the Fund (Portfolio), (i) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (ii) incurs no sales charge in connection with the investment (as an operating policy, the Portfolio will not invest in another open-end registered investment company);

  (7) invest more than 15% of the Fund's (Portfolio's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Directors/Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which:
      (i) is not traded  flat or in default as to interest  or  principal;  and
      (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations (NRSROs) and the Fund's (Portfolio's) Board of Directors/Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one NRSRO and the Fund's (Portfolio's) Board of Directors/Trustees have determined that the commercial paper is equivalent quality and is liquid;

  (8) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's (Portfolio's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Fund [Portfolio] has no current intention to engage in short selling);

  (9) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund (Portfolio) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Fund's (Portfolio's) net assets; (c) the securities subject to the exercise of the call written by the Fund

      (Portfolio) must be owned by the Fund (Portfolio) at the time the call is sold and must continue to be owned by the Fund (Portfolio) until the call has been exercised, has lapsed, or the Fund (Portfolio) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's (Portfolio's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund
      (Portfolio) establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund (Portfolio) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund (Portfolio) has purchased a closing put, which is a put of the same series as the one previously written); and

 (10) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's (Portfolio's) total net assets; and
      (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's (Portfolio's) total assets.

      There will be no violation of any investment restrictions or policies [except with respect to fundamental investment restriction (2) of the Fund and
(1) of the Portfolio above] if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Bankers Trust is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by Bankers Trust with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

     Bankers Trust seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. Bankers Trust reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

     Bankers Trust is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

     Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, Bankers Trust may consider sales of shares of any investment company that invests in the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

     Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

     Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

     Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to Bankers Trust, it is the opinion of the management of the Portfolio that such information is only supplementary to Bankers Trust's own research effort, since the information must still be analyzed, weighed and reviewed by Bankers Trust's staff. Such information may be useful to Bankers Trust in providing services to clients other than the Portfolio's, and not all such information is used by Bankers Trust in connection with the Portfolio. Conversely, such information provided to Bankers Trust by brokers and dealers through whom other clients of Bankers Trust effect securities transactions may be useful to Bankers Trust in providing services to the Portfolio.

     In certain instances there may be securities that are suitable for the Portfolio as well as for one or more of Bankers Trust's other clients. Investment decisions for the Portfolio and for Bankers Trust's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

     For the years ended December 31, 1999, 1998, and 1997, the Portfolio paid brokerage commissions in the amount of $678,820, $534,801, and $341,058, respectively. For the year ended December 31, 1999 and 1997, the Portfolio paid no affliliated brokerage commissions. For year ended 1998, the Portfolio paid affiliated brokerage commissions in the amount of $333. This represents 0.06% of the Fund's aggregate brokerage commissions and 0% of the Fund's aggregate dollar amount of transactions involving the payment of commissions during the fiscal year.

                             DESCRIPTION OF SHARES

The Fund is a series of the Company and is diversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. There are thirteen mutual funds in the Company, one of which is described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new Funds in addition to those already existing without shareholder approval.

     The Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board of Directors.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAVs of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of the Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

     Except as permitted by the SEC, whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders and will cast all of its votes in the same proportion as the votes of its shareholders. The shareholders who do not vote will have their votes cast by the Directors or officers of the Company in the same proportion as the Fund's shareholders who do, in fact, vote.

     The Portfolio, in which all the Assets of the Fund will be invested, is organized as a trust under the laws of the state of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (E.G., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself was unable to meet its obligations. Accordingly, the Company's Directors believe that neither the Fund nor you will be adversely affected by reason of the Fund's investing in the Portfolio.

     Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, the Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, the Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test); and (2) satisfy certain diversification requirements, at the close of each quarter of the Fund's taxable year.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. The Fund intends to make such distributions as are necessary to avoid imposition of the excise tax.

     Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the dividend during the following January. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchanges that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

     The Portfolio is not subject to federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

     Distributions received by the Fund from the Portfolio generally will not result in the Fund's recognizing any gain or loss for federal income tax purposes, except that: (1) gain will be recognized to the extent that any cash distributed exceeds the Fund's basis in its interest in the Portfolio prior to the distribution; (2) income or gain may be realized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; and (3) loss may be recognized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and consists solely of cash and/or unrealized receivables. The Fund's basis in its interest in the Portfolio generally will equal the amount of cash and the basis of any property that the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio, and decreased by the amount of any cash distributions and the basis of any property distributed from the Portfolio.

     Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. Additionally, any account maintenance fee deducted from a shareholder's account will be treated as taxable income even though not received by the shareholder.

                     DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors who supervise the business affairs of the Company. Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

Robert G. Davis 1, 2
Director and Chairman of the Board of Directors
Age: 53

President and Chief Executive Officer of United Services Automobile Association
(USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-4/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Network, Inc. (1/97-present); Executive Vice President, Chief Operating Officer, Director, and Vice Chairman of the Board of Directors of USAA Financial Planning Network, Inc. (6/96-12/96); Special Assistant to Chairman, USAA (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of each of the remaining funds within the USAA Family of Funds; and Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Federal Savings Bank, and USAA Real Estate Company.

Michael J.C. Roth 1, 2, 4
Director, President, and Vice Chairman of the Board of Directors
Age: 58


Chief Executive Officer, IMCO (10/93-present); President, Director, and Vice Chairman of the Board of Directors, IMCO (1/90-present). Mr. Roth serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of each of the remaining funds within the USAA Family of Funds and USAA Shareholder Account Services; Director of USAA Life Insurance Company; and Trustee and Vice Chairman of USAA Life Investment Trust.

David G. Peebles 1
Director and Vice President
Age: 60

Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of each of the remaining Funds within the USAA Family of Funds; Director of IMCO; Senior Vice President of USAA Shareholder Account Services; and Vice President of USAA Life Investment Trust.

Barbara B. Dreeben 3, 4, 5
200 Patterson #1008
San Antonio, TX  78209
Director
Age: 54

President,   Postal  Addvantage  (7/92-present);   Consultant,   Nancy  Harkins
Stationer (8/91-12/95). Mrs. Dreeben serves as a Director/Trustee of each of the remaining funds within the USAA Family of Funds.

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX  78230
Director
Age: 53

Staff Analyst, Southwest Research Institute (9/98-present); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98). Dr. Mason serves as a Director/Trustee of each of the remaining funds within the USAA Family of Funds.


Michael F. Reimherr 3, 4, 5
128 East Arrowhead
San Antonio, Texas 78228
Director
Age: 54

President of Reimherr Business Consulting (5/95-present). Mr. Reimherr serves as a Director/Trustee of each of the remaining Funds within the USAA Family of Funds.

Richard A. Zucker 2, 3, 4, 5
407 Arch Bluff
San Antonio, TX  78216
Director
Age: 56

Vice President, Beldon Roofing and Remodeling (1985-present). Mr. Zucker serves as a Director/Trustee of each of the remaining funds within the USAA Family of Funds.

Kenneth E. Willmann 1
Vice President
Age: 53

Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of each of the remaining Funds within the USAA Family of Funds, Director of IMCO, Senior Vice President of USAA Shareholder Account Services, and Vice President of USAA Life Investment Trust.

Michael D. Wagner 1
Secretary
Age: 51

Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner has held various positions in the legal department of USAA since 1970 and serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of each of the remaining funds within the USAA Family of Funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

Mark S. Howard 1
Assistant Secretary
Age: 36

Assistant Vice President, Securities Counsel, USAA (2/98-present); Executive Director, Securities Counsel, USAA (9/96-2/98); Senior Associate Counsel, Securities Counsel, USAA (5/95-8/96). Mr. Howard serves as Assistant Vice President and Assistant Secretary of IMCO and USAA Shareholder Account Services; Assistant Secretary of each of the remaining Funds within the USAA Family of Funds and for USAA Life Investment Trust; and Assistant Vice President, Securities Counsel, for various other USAA subsidiaries and affiliates.

Sherron A. Kirk 1
Treasurer
Age: 55

Senior Vice President, Senior Financial Officer, IMCO (1/00-present); Vice President, Senior Financial Officer, IMCO (8/98-1/00); Vice President, Controller, IMCO (10/92-8/98). Mrs. Kirk serves as Treasurer of each of the remaining funds within the USAA Family of Funds and Vice President, Senior Financial Officer of USAA Shareholder Account Services.

Caryl Swann 1
Assistant Treasurer
Age: 52

Executive Director, Mutual Fund Analysis & Support, IMCO (10/98-present); Director, Mutual Fund Portfolio Analysis & Support, IMCO (2/98-10/98); Manager, Mutual Fund Accounting, IMCO (7/92-2/98). Ms. Swann serves as Assistant Treasurer for each of the remaining funds within the USAA Family of Funds and for USAA Life Investment Trust.

-------------------------------------------------------------------------------

  1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
  2 Member of Executive Committee
  3 Member of Audit Committee
  4 Member of Pricing and Investment Committee
  5 Member of Corporate Governance Committee

     Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditor's reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.

     There are no family relationships among the Directors, officers, and managerial level employees of the Company or its Manager.

     The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended December 31, 1999.

     NAME                        AGGREGATE                 TOTAL COMPENSATION
      OF                        COMPENSATION                  FROM THE USAA
   DIRECTOR                   FROM THE COMPANY             FAMILY OF FUNDS (b)
-------------------------------------------------------------------------------
  Robert G. Davis                 None (a)                        None (a)
  Barbara B. Dreeben          $   9,417                        $ 34,500
  Howard L. Freeman, Jr.      $   9,417                        $ 34,500
  Robert L. Mason             $   9,417                        $ 34,500
  Michael J.C. Roth               None (a)                        None (a)
  John W. Saunders, Jr.           None (a)                        None (a)
  Richard A. Zucker           $   9,417                        $ 34,500

-------------
 (a) Robert G. Davis, Michael J.C. Roth, and John W. Saunders, Jr. are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA Family of Funds.

 (b) At December 31, 1999, the USAA Family of Funds consisted of four registered investment companies offering 38 individual funds. Each Director presently serves as a Director or Trustee of each investment company in the USAA Family of Funds. In addition, Michael J.C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of seven funds available to the public only through the purchase of certain variable annuity contracts and variable life insurance policies offered by USAA Life Insurance Company. Mr. Roth receives no compensation as Trustee of USAA Life Investment Trust.

     All of the above Directors are also Directors/Trustees of the other funds in the USAA Family of Funds. No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of March 31, 2000, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

     As of March 31, 2000, USAA and its affiliates owned (including related employee benefit plans) 47,623,845 shares (33%) of the USAA S&P 500 Index Fund.

     The Company knows of no other persons who, as of March 31, 2000, held of record or owned beneficially 5% or more of the voting stock of the Fund's shares.

                     TRUSTEES AND OFFICERS OF THE PORTFOLIO

The Trustees and officers of the Portfolio and their birthdates, principal occupations during the past five years, and addresses are set forth below. Their titles may have varied during that period.

      CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund Complex(1); Retired; former Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

      S. LELAND DILL (birth date: March 28, 1930)-- Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Coutts (U.S.A.) International; Trustee, Phoenix-Zweig Trust2 and Phoenix-Euclid Market Neutral Fund(2); former Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco2. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

      MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA(2); Trustee, SG Cowen Mutual Funds(2); Trustee, Japan Equity Fund(2); Trustee, Taiwan Equity Fund(2). His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

      RICHARD HALE* (birth date: July 17, 1945) -- Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds2; Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21212.

      RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Jacob Safra Professor of International Banking, Professor of Finance and Vice Dean, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

      BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Trustee, Allmerica Financial Mutual Funds (1992-present); Member, Pension and Thrift Plans and Investment Committee, Unilever U.S. Corporation (1989 to present)(3); Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present)(2). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

      PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund
Complex; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

      HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Canada Life Insurance Corporation of New York. His address is 6581 Ridgewood Drive, Naples, Florida 34108.

The Board has an Audit Committee that meets with the Trust's independent accountants to review the financial statements of the Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.

----------------------

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates.

                    OFFICERS OF THE TRUST AND THE PORTFOLIO

     DANIEL O. HIRSCH (birth date: March 27, 1954)-- Secretary of the Trust; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

      JOHN A. KEFFER (birth date: July 14, 1942)-- President and Chief Executive Officer of the Trust; President, Forum Financial Group L.L.C. and its affiliates; President, ICC Distributors, Inc.(4) His address is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

      CHARLES A. RIZZO  (birth  date:  August 5, 1958)  Treasurer of the Trust;
Vice President and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

Messrs. Hirsch, Keffer, and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust Company is an officer or Trustee of the Trust. No director, officer or employee of ICC Distributors, Inc., or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

---------------
  1 The "BT Fund Complex"  consists of BT Investment  Funds,  BT  Institutional
    Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International

    Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.
  2 An investment company registered under the  Investment Company Act of 1940, as amended (the "Act").
  3 A publicly  held company with securities  registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
  4 Underwriter/distributor for the Trust. Mr. Keffer owns 100% of the shares of ICC Distributors, Inc.

   The following table reflects fees paid to the Trustees of the Portfolio for the year ended December 31, 1999.

                           TRUSTEE COMPENSATION TABLE

                                       AGGREGATE             TOTAL COMPENSATION
           NAME OF PERSON,           COMPENSATION            FROM FUND COMPLEX
              POSITION               FROM PORTFOLIO           PAID TO TRUSTEES

       Charles P. Biggar
       Trustee                         $ 1,235                   $ 43,750

       S. Leland Dill
       Trustee                         $ 1,074                   $ 43,750

       Martin J. Gruber
       Trustee                         $   212                   $ 45,000

       Richard Hale
       Trustee                             -                         -

       Richard J. Herring
       Trustee                         $   189                   $ 43,750

       Bruce E. Langton
       Trustee                         $   212                   $ 43,750

       Philip Saunders, Jr.
       Trustee                         $ 1,108                   $ 45,000

       Harry Van Benschoten
       Trustee                         $   212                   $ 45,000

     Bankers Trust reimbursed the Portfolio for a portion of their Trustees fees for the period above. Refer to the following sections INVESTMENT ADVISER and ADMINISTRATOR.

                               INVESTMENT ADVISER

As described in the Fund's Prospectus, USAA Investment Management Company is the Manager and investment adviser, providing the services under the Management Agreement. The Manager, a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, was organized in May 1970, has served as investment adviser and underwriter for USAA Mutual Fund, Inc. from its inception.

     In addition to the services it provides under the Management Agreement, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Investment Trust, USAA Tax Exempt Fund, Inc., USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $42 billion, of which approximately $29 billion were in mutual fund portfolios.

     Under the Management Agreement, the Manager presently monitors the services provided by Bankers Trust to the Portfolio. The Manager receives no fee for providing these monitoring services. In the event the Fund's Board of Directors determines it is in the best interests of the Fund's shareholders to withdraw its investment in the Portfolio, the Manager would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Manager an annual fee of .10% of the Fund's ANA, accrued daily and paid monthly.

     The Management Agreement will remain in effect until June 30, 2001, for the Fund and will continue in effect from year to year thereafter for the Fund as long as it is approved at least annually by a vote of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Manager and the Funds. The Joint Code of Ethics was designed to ensure that the shareholders' interests come before the individuals who manage their Funds. It also prohibits the portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase or sale of the same security within 60 calendar days. Additionally, the Joint Code of Ethics requires the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to obtain approval before executing permitted personal trades. Copies of the Joint Code of Ethics for the Manager and Bankers Trust have been filed with the SEC and is available for public view.

     Bankers Trust Corporation is a wholly owned subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies, and other domestic and foreign companies.

     Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its world wide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.

     Under the terms of the Portfolio's investment advisory agreement with Bankers Trust (the Advisory Agreements), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (1) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (2) manage the Portfolio in accordance with the Portfolio's investment objective, restrictions, and policies; (3) make investment decisions for the Portfolio; and (4) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.

     Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The Fund and the Portfolio each bear certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Portfolio or Directors of the Company who are not officers, directors, or employees of Bankers Trust, ICC Distributors or any of their affiliates, the Manager or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers, and Trustees of the Portfolio or Directors of the Company; and any extraordinary expenses.

     For the years ended December 31, 1999, 1998, and 1997, Bankers Trust earned $5,134,906, $3,186,503, and $2,430,147, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust reimbursed $0, $799,296, and $1,739,490, respectively, to the Portfolio to cover advisory and administrative expenses exceeding expense limitations that were in effect for those periods.

     Bankers Trust may have deposit, loan, and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade, and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent, or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or such affiliate.

     On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust's formal sentencing. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

     As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

                                 ADMINISTRATOR

Under the terms of the Fund's administration agreement with the Manager, the Manager is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Fund. The Manager will generally assist in all aspects of the Fund's operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide monitoring reports and assistance regarding compliance with its Articles of Incorporation, Bylaws, investment objectives and policies, and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

     Under the administration and services agreement between the Portfolio and Bankers Trust, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Portfolio reasonably deems necessary for the proper administration of the Portfolio. Bankers Trust will generally assist in all aspects of the Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies;
prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with its Declaration of Trust, Bylaws, investment objectives and policies, and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

     For the fiscal years ended December 31, 1999, 1998, and 1997, Bankers Trust earned $344,960, $676,625, and $1,215,073, respectively, as compensation for administrative and other services provided to the Portfolio. For the fiscal year ended December 31, 1999, no administrative fees were waived to the Portfolio. For the fiscal year 1998, Bankers Trust waived $139,957 in administrative fees charged to the Portfolio.

     For the fiscal years ended December 31, 1999, 1998, and 1997 the Manager earned $1,479,126, $461,363, and $93,126, respectively, as compensation for administrative and other services provided to the Fund.

     The Manager entered into a servicing agreement with Bankers Trust pursuant to which Bankers Trust has agreed to pay the Manager a fee for performing the following services: providing marketing and promotional materials and other information relating to the Portfolio and the Fund to current and prospective shareholders of the Fund; assisting shareholders in opening or maintaining accounts with the Fund; and maintaining and preserving records in connection with providing these services. For these services, Bankers Trust has agreed to pay the Manager a monthly fee in the following amounts: .03 of 1% per annum for average daily net assets of the Fund invested in the Portfolio up to $2.5 billion; .04 of 1% per annum for the next $1.5 billion average daily net assets of the Fund invested in the Portfolio; and .045 of 1% per annum of the amount by which the average daily net assets of the Fund invested in the Portfolio exceed $4 billion.


                              GENERAL INFORMATION

UNDERWRITER

The Company has an agreement with the Manager for exclusive underwriting and distribution of the Fund's shares on a continuing, best-efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, the Fund pays the Transfer Agent an annual fixed fee of $20 per account. The fee is subject to change at any time.

CUSTODIAN

The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Company's investment in the Portfolio. Bankers Trust serves as custodian for both the Fund and the Portfolio. As custodian, it holds both the Fund's and the Portfolio's assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

COUNSEL

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Company in connection with the shares offered by the Prospectus. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099 serves as counsel to the Portfolio.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland 21201 has been selected as the independent accountants for the Portfolio. KPMG LLP, 112 East Pecan, Suite 2400, San Antonio, Texas 78205, has been selected as the independent auditor for the Fund.

BANKING REGULATORY MATTERS

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolio contemplated by the Advisory Agreements and other activities for the Fund and the

Portfolio described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Portfolio. State laws on this issue may differ from the interpretations of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Board of Trustees would review the relationship with Bankers Trust and consider taking all actions necessary in the circumstances.

                        CALCULATION OF PERFORMANCE DATA

Information regarding the total return of the Fund is provided under COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE? in its Prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which the Fund's price per share is calculated.

TOTAL RETURN

The Fund may advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)N = ERV

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return
                n  =  number of years
              ERV  =  ending  redeemable  value  of  a  hypothetical  $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts. For periods after December 31, 1999, performance does not reflect the annual $10 account maintenance fee, which fee is waived for accounts of $10,000 or more. As of December 31, 1999, the Fund's average account size was approximately $22,135.

     The Fund's total return for the fiscal year ended December 31, 1999, was 20.67%.

                  APPENDIX A - COMPARISON OF FUND PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Fund and other comparable funds in the industry. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indices of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the 1933 Act such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper that may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper that may cover financial news.

BANK RATE MONITOR, a service that publishes rates on various bank products such as CDs, MMDAs, and credit cards.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CDA/WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

CHICAGO TRIBUNE, a newspaper that may cover financial news.

CONSUMER REPORTS, a monthly magazine that from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper that may cover financial news.

DENVER POST, a newspaper that may quote financial news.

FINANCIAL PLANNING, a monthly magazine that may periodically review mutual fund companies.

FINANCIAL SERVICES WEEK, a weekly newspaper that covers financial news.

FINANCIAL WORLD, a monthly magazine that periodically features companies in the mutual fund industry.

FORBES,  a  national  business   publication  that  periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE,   a  national  business   publication  that  periodically   rates  the
performance  of a variety of mutual  funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper that may cover financial news.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national  association  of  the  American
investment company industry.

INVESTOR'S BUSINESS DAILY, a newspaper that covers financial news.

KIPLINGER'S   PERSONAL  FINANCE  MAGAZINE,   a  monthly   investment   advisory
publication that periodically features the performance of a variety of securities.

LIPPER, A REUTER'S COMPANY EQUITY FUND PERFORMANCE ANALYSIS, a weekly and monthly publication of industry-wide mutual fund averages by type of fund.

LIPPER, A REUTER'S COMPANY FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper that may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Taxable First Tier Fund Average."

MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by iMoneyNet, Inc. (formerly IBC Financial Data, Inc.)

MONEYLETTER, a biweekly newsletter that covers financial news and from time to time rates specific mutual funds.

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter that covers financial news and rates mutual funds by Morningstar, Inc. (a data service which tracks open-end mutual funds).

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL  FUND  PERFORMANCE   REPORT,  a  monthly   publication  of  mutual  fund
performance and rankings, produced by Morningstar, Inc.

MUTUAL  FUNDS  MAGAZINE,  a  monthly  publication   reporting  on  mutual  fund
investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. which describes and rates mutual funds.

MUTUAL  FUND  VALUES,  a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc. NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper that may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper that may cover financial news.

PERSONAL INVESTOR, a monthly magazine that from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper that may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper that may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper that may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that covers financial news.

WASHINGTON POST, a newspaper that may cover financial news.

WORTH, a magazine that covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed toward the novice investor.

     In addition to the sources above, performance of the Fund may also be tracked by Lipper Analytical Services, Inc. and Morningstar, Inc. A Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective and portfolio holdings. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

     Other sources for total return and other performance data that may be used by the Fund or by those publications listed previously are Schabaker Investment Management and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                       APPENDIX B - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method, which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

         As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.

===============================================================================
                        HOW DOLLAR-COST AVERAGING WORKS

                     $100 Invested Regularly for 5 Periods
                                  Market Trend
           --------------------------------------------------------------------

                  Down                     Up                     Mixed
           --------------------   ---------------------    --------------------
           Share       Shares     Share        Shares      Share       Shares
Investment Price      Purchased   Price       Purchased    Price      Purchased
           --------------------   ---------------------    --------------------
   $100      10         10           6          16.67        10         10
    100       9         11.1         7          14.29         9         11.1
    100       8         12.5         7          14.29         8         12.5
    100       8         12.5         9          11.1          9         11.1
    100       6         16.67       10          10           10         10
   ----      --         -----       --          -----        --         -----
   $500   ***41         62.77    ***39          66.35     ***46         54.7

          *Avg. Cost:  $ 7.97    *Avg. Cost:   $ 7.54     *Avg. Cost:  $ 9.14
                        -----                   -----                   -----
         **Avg. Price: $ 8.20   **Avg. Price:  $ 7.80    **Avg. Price: $ 9.20
                        -----                   -----                   -----

  * Average Cost is the total amount invested divided by number of shares purchased.
 **  Average  Price  is  the  sum of the  prices  paid  divided  by  number  of purchases.
***  Cumulative total of share prices used to compute average prices.
===============================================================================

28083-0500

                             USAA MUTUAL FUND, INC.

PART C.      OTHER INFORMATION

Item 23.                           EXHIBITS

1      (a)   Articles of Incorporation dated October 10, 1980 (1)
       (b)   Articles of Amendment dated January 14, 1981 (1)
       (c)   Articles Supplementary dated July 28, 1981 (1)
       (d)   Articles Supplementary dated November 3, 1982 (1)
       (e)   Articles of Amendment dated May 18, 1983 (1)
       (f)   Articles Supplementary dated August 8, 1983 (1)
       (g)   Articles Supplementary dated July 27, 1984 (1)
       (h)   Articles Supplementary dated November 5, 1985 (1)
       (i)   Articles Supplementary dated January 23, 1987 (1)
       (j)   Articles Supplementary dated May 13, 1987 (1)
       (k)   Articles Supplementary dated January 25, 1989 (1)
       (l)   Articles Supplementary dated May 2, 1991 (1)
       (m)   Articles Supplementary dated November 14, 1991 (1)
       (n)   Articles Supplementary dated April 14, 1992 (1)
       (o)   Articles Supplementary dated November 4, 1992 (1)
       (p)   Articles Supplementary dated March 23, 1993 (1)
       (q)   Articles Supplementary dated May 5, 1993 (1)
       (r)   Articles Supplementary dated November 8, 1993 (1)
       (s)   Articles Supplementary dated January 18, 1994 (1)
       (t)   Articles Supplementary dated November 9, 1994 (1)
       (u)   Articles Supplementary dated November 8, 1995 (2)
       (v)   Articles Supplementary dated February 6, 1996 (3)
       (w)   Articles Supplementary dated March 12, 1996 (4)
       (x)   Articles Supplementary dated November 13, 1996 (7)
       (y)   Articles Supplementary dated May 9, 1997 (8)
       (z)   Articles of Amendment dated July 9, 1997 (9)
       (aa)  Articles Supplementary dated November 12, 1997 (10)
       (bb)  Articles Supplementary dated April 3, 1998 (13)
       (cc)  Articles Supplementary dated May 6, 1999 (14)

       (dd)  Articles Supplementary dated November 18, 1999 (filed herewith)

2            Bylaws, as amended February 11, 1999 (13)

3            SPECIMEN CERTIFICATES FOR SHARES OF
       (a)   Growth Fund (1)
       (b)   Income Fund (1)
       (c)   Money Market Fund (1)
       (d)   Aggressive Growth Fund (1)
       (e)   Income Stock Fund (1)
       (f)   Growth & Income Fund (1)
       (g)   Short-Term Bond Fund (1)
       (h)   S&P 500 Index Fund (4)
       (i)   Science & Technology Fund (9)
       (j)   First Start Growth Fund (9)

       (k)   Intermediate-Term Bond Fund (15)
       (l)   High-Yield Opportunities Fund (15)
       (m)   Small Cap Stock Fund (15)

4      (a)   Advisory Agreement dated September 21, 1990 (1)
       (b) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)

Item 23.                           EXHIBITS

       (c) Management Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (d) Administration Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (e) Letter Agreement to the Management Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (f) Amendment to Administration Agreement dated May 1, 1997 with respect to the S&P 500 Index Fund (7)
       (g) Letter Agreement to the Advisory Agreement dated August 1, 1997 adding the Science & Technology Fund and First Start Growth
              Fund (9)

       (h) Letter Agreement to the Advisory Agreement dated August 2, 1999 adding Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)

5      (a)   Underwriting Agreement dated July 25, 1990 (1)
       (b)   Letter Agreement to the Underwriting Agreement dated  June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
       (c)   Letter Agreement to the Underwriting Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)
       (d) Letter Agreement to the Underwriting Agreement dated August 1, 1997 adding Science & Technology Fund and First Start Growth
              Fund (9)

       (e)   Letter Agreement  to the  Underwriting Agreement  dated August 2,
              1999   adding   Intermediate-Term   Bond   Fund,   High-Yield
              Opportunities Fund, and Small Cap Stock Fund (15)

6            Not Applicable

7      (a)   Custodian Agreement dated November 3, 1982 (1)
       (b)   Letter Agreement dated April 20, 1987 adding Income Stock Fund (1)
       (c)   Amendment  No. 1  to  the  Custodian  Contract  dated  October 30,
              1987 (1)
       (d)   Amendment to the Custodian Contract dated November 3, 1988 (1)
       (e)   Amendment to the Custodian Contract dated February 6, 1989 (1)
       (f)   Amendment to the Custodian Contract dated November 8, 1993 (1)
       (g) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
       (h)   Subcustodian Agreement dated March 24, 1994 (3)
       (i) Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (j) Subcustodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (k) Letter Agreement to the Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (l)   Amendment to Custodian Contract dated May 13, 1996 (5)
       (m) Letter Agreement to the Custodian Agreement dated August 1, 1997 with respect to the Science & Technology Fund and First Start Growth Fund(9)

       (n)   Letter  Agreement  to  the  Custodian  Agreement  dated  August 2,
              1999  with  respect  to  the   Intermediate-Term   Bond  Fund,
              High-Yield  Opportunities Fund, and Small Cap Stock Fund (15)

8      (a)   Articles of Merger dated January 30, 1981 (1)
       (b)   Transfer Agency Agreement dated January 23, 1992 (1)
       (c) Letter Agreement dated June 1, 1993 to Transfer Agency Agreement adding Growth & Income Fund and Short-Term Bond Fund (1)

Item 23.                           EXHIBITS

       (d)   Amendments  dated   January  1,  1999  to   the  Transfer  Agency
              Agreement Fee Schedules for Growth Fund, Aggressive Growth Fund, Income Fund, Growth & Income Fund, Income Stock Fund,
              Money Market Fund, Short-Term Bond Fund, Science Technology Fund and First Start Growth Fund (15)

       (e) Amendment No. 1 to Transfer Agency Agreement dated November 14, 1995 (2)
       (f) Third Party Feeder Fund Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (g) Letter Agreement to Transfer Agency Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)

       (h) Transfer Agency Agreement Fee Schedule dated May 1, 2000 for S&P 500 Index Fund (filed herewith)
       (i) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 11, 2000 ($500,000,000)(filed herewith)
       (j) Master Revolving Credit Facility Agreement with Bank of America dated January 12, 2000 (filed herewith)
       (k) Letter Agreement to Transfer Agency Agreement dated August 1, 1997 adding Science & Technology Fund and First Start Growth Fund (9)
       (l) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 11, 2000 ($250,000,000)(filed herewith)
       (m) Letter Agreement to Transfer Agency Agreement dated August 2, 1999 adding Intermediate-Term Bond Fund, High-Yield Opportunities Fund and Small Cap Stock Fund (15)
       (n) Transfer Agency Agreement Fee Schedule for Intermediate-Term Bond Fund (15)
       (o) Transfer Agency Agreement Fee Schedule for High-Yield Opportunities Fund (15)
       (p)   Transfer  Agency  Agreement  Fee  Schedule  for  Small  Cap  Stock
              Fund (15)

9      (a)   Opinion of Counsel  with respect to the  Growth Fund, Income Fund,
              Money Market Fund, Income Stock Fund, Growth & Income Fund, and Short-Term Bond Fund (2)

       (b) Opinion and Consent of Counsel with respect to the S&P 500 Index Fund (filed herewith)

       (c)   Opinion of Counsel with respect to the Aggressive  Growth Fund (6)

       (d) Consent of Counsel with respect to the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Stock Fund, Income Fund, Short-Term Bond Fund, Money Market Fund, Science & Technology Fund, and First Start Growth Fund (15)

       (e) Opinion of Counsel with respect to the Science & Technology Fund and First Start Growth Fund (8)
       (f) Opinion and Consent of Counsel with respect to the Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (14)

10           Independent Accountants' Consent (filed herewith)

11           Omitted financial statements - Not Applicable

12           SUBSCRIPTIONS AND INVESTMENT LETTERS
       (a) Subscription and Investment Letter for Growth & Income Fund and Short-Term Bond Fund (1)
       (b)   Subscription and Investment Letter for S&P 500 Index Fund (5)
       (c) Subscription and Investment Letter for Science & Technology Fund and First Start Growth Fund (9)

Item 23.                           EXHIBITS

       (d) Subscription and Investment Letter for the Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund(15)

13           12b-1 Plans - Not Applicable

14           18f-3 Plans - Not Applicable

15           Plan Adopting Multiple Classes of Shares - Not Applicable


16           CODE OF ETHICS
       (a)   USAA Investment Management Company
       (b)   Bankers Trust Company

17           POWERS OF ATTORNEY
       (a)   Powers of Attorney for , Sherron A. Kirk, David G. Peebles, Robert
              L. Mason, Richard A. Zucker, Barbara B. Dreeben, and Michael F. Reimherr dated April 18, 2000 and Michael J.C. Roth dated April 22, 2000 (filed herewith)
       (b) With respect to the S&P 500 Index Fund, Powers of Attorney for John Y. Keffer, Charles A. Rizzo, Charles P. Biggar, S. Leland Dill, Richard T. Hale, Richard J. Herring, Bruce E. Langton, Martin J. Gruber, Philip Saunders, Jr., and Harry Van Benscoten, Trustees of the Equity 500 Index Portfolio, dated September 8, 1999 (filed herewith)
       (c)   Power of Attorney for Robert G. Davis dated March 24, 1997 (7)

------------------

(1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

(2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

(3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

(4) Previously filed with Post-Effective Amendment No. 41 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 26, 1996.

(5)  Previously filed with Post-Effective  Amendment  No. 42 of  the Registrant
     (No. 2-49560) filed  with   the  Securities  and  Exchange  Commission  on
     September 11, 1996.

(6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 1996.

(7) Previously filed with Post-Effective Amendment No. 44 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 21, 1997.

(8) Previously filed with Post-Effective Amendment No. 45 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 16, 1997.

(9) Previously filed with Post-Effective Amendment No. 46 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1997.

(10) Previously filed with Post-Effective Amendment No. 47 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1998.

(11) Previously filed with Post-Effective Amendment No. 48 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on
      February 27, 1998.

(12) Previously filed with Post-Effective Amendment No. 49 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1998.

(13) Previously filed with Post-Effective Amendment No. 50 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1999.

(14) Previously filed with Post-Effective Amendment No. 51 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 14,1999.

(15) Previously filed with Post-Effective Amendment No. 52 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30,1999.

Item 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

              Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Directors and Officers of the Company" in the Statement of Additional Information.

Item 25.      INDEMNIFICATION

              Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

        (a) THE DIRECTOR AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant.

        (b) STATUTORY INDEMNIFICATION PROVISIONS. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed that, (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent, or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent, or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, or its equivalent creates a rebuttable presumption that the director, officer, agent, or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent, or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent, or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances even if the appropriate standard of conduct set forth above was not met.

              Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

              Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

              Insofar as  indemnification  for  liabilities  arising  under the
              Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the
              Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

              Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund and Portfolio Management" and to the section of the Statement of Additional Information captioned "Directors and Officers of the Company."

Item 27.      PRINCIPAL UNDERWRITERS

        (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust.

        (b) Set forth below is information concerning each director and executive officer of USAA Investment Management Company.

Name and Principal          Position and Offices        Position and Offices
 BUSINESS ADDRESS             WITH UNDERWRITER            WITH REGISTRANT
-----------------           --------------------        ---------------------

Robert G. Davis              Director and Chairman        Director and
9800 Fredericksburg Road     of the Board of              Chairman of the
San Antonio, TX  78288       Directors                    Board of Directors

Michael J.C. Roth            Chief Executive Officer,     President, Director
9800 Fredericksburg Road     President, Director, and     and Vice Chairman of
San Antonio, TX  78288       Vice Chairman of the         the Board of Directors
                             Board of Directors

David G. Peebles             Senior Vice President,       Vice President and
9800 Fredericksburg Road     Equity Investments, and      Director
San Antonio, TX  78288       Director

Kenneth E. Willmann          Senior Vice President,       Vice President
9800 Fredericksburg Road     Fixed Income Investments
San Antonio, TX  78288       and Director

Michael D. Wagner            Vice President, Secretary    Secretary
9800 Fredericksburg Road     and Counsel
San Antonio, TX  78288

Sherron A. Kirk              Senior Vice President,       Treasurer
9800 Fredericksburg Road     Senior Financial Officer,
San Antonio, TX  78288       and Treasurer

        (c)   Not Applicable

Item 28.      LOCATION OF ACCOUNTS AND RECORDS

              The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, Texas 78288

                    USAA Shareholder Account Services
                    10750 Robert F. McDermott Freeway
                    San Antonio, Texas 78288

                    Bankers Trust Company
                    Four Albany Street
                    New York, New York 10006

Item 29.      MANAGEMENT SERVICES

              Not Applicable

Item 30.      UNDERTAKINGS

              None

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 18th day of April 2000.

                                            USAA MUTUAL FUND, INC.


                                            /s/ Michael J.C. Roth
                                            ----------------------
                                            Michael J.C. Roth
                                            President

     Pursuant to the requirements of the Securities Act, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

   (Signature)                 (Title)                          (Date)

                             Chairman of the              April 18, 2000
/s/Robert G. Davis           Board of Directors
--------------------
Robert G. Davis

                             Vice Chairman of the Board   April 18, 2000
/s/Michael J.C. Roth         of Directors and President
--------------------         (Principal Executive Officer)
Michael J.C. Roth

                             Treasurer (Principal         April 18, 2000
/s/Sherron A. Kirk           Financial and
--------------------         Accounting Officer)
Sherron A. Kirk


/s/David G. Peebles
--------------------         Director                     April 18, 2000
David G. Peebles


/s/Robert L. Mason           Director                     April 18, 2000
--------------------
Robert L. Mason


/s/Michael F. Reimherr       Director                     April 18, 2000
--------------------
Michael F. Reimherr


/s/Richard A. Zucker         Director                     April 18, 2000
--------------------
Richard A. Zucker

                             Director
--------------------
Barbara B. Dreeben

                                   SIGNATURES

         Equity  500  Index  Portfolio  has  duly  caused  this  Post-Effective
Amendment No. 53 to the Registration Statement on Form N-1A of USAA Mutual Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Baltimore and state of Maryland on the 27 day of April, 2000.

EQUITY TOO INDEX PORTFOLIO

         By:  JOHN Y. KEFFER*
              ---------------
              President

     This Post-effective Amendment No. 53 to the Registration Statement on Form N-1A of USAA Mutual Fund, Inc. has been signed below by the following persons in the capacities indicated with respect to Equity 500 Index Portfolio on April 27, 2000.


SIGNATURE                              TITLE

Charles P. Biggar*                     Trustee

S. Leland Dill*                        Trustee

Martin J. Gruber*                      Trustee

Richard Hale*                          Trustee

Richard J. Herring*                    Trustee

Bruce E. Langton*                      Trustee

Philip Saunders, Jr.*                  Trustee

Harry Van Benschoten*                  Trustee

John Y. Keffer*                        President and Chief Executive
                                        Officer

Charles A. Rizzo*                      Treasurer and Principal
                                        Financial and Accounting Officer

*By /s/ Daniel O. Hirsch
    --------------------
         Daniel O. Hirsch, Secretary of Equity 500 Index Portfolio,
                As Attorney-in-Fact pursuant to a Power of Attorney.

                                 EXHIBIT INDEX

EXHIBIT                             ITEM                           PAGE NO. *
-------                             ----                           ----------

1      (a)   Articles of Incorporation dated October 10, 1980 (1)
       (b)   Articles of Amendment dated January 14, 1981 (1)
       (c)   Articles Supplementary dated July 28, 1981 (1)
       (d)   Articles Supplementary dated November 3, 1982 (1)
       (e)   Articles of Amendment dated May 18, 1983 (1)
       (f)   Articles Supplementary dated August 8, 1983 (1)
       (g)   Articles Supplementary dated July 27, 1984 (1)
       (h)   Articles Supplementary dated November 5, 1985 (1)
       (i)   Articles Supplementary dated January 23, 1987 (1)
       (j)   Articles Supplementary dated May 13, 1987 (1)
       (k)   Articles Supplementary dated January 25, 1989 (1)
       (l)   Articles Supplementary dated May 2, 1991 (1)
       (m)   Articles Supplementary dated November 14, 1991 (1)
       (n)   Articles Supplementary dated April 14, 1992 (1)
       (o)   Articles Supplementary dated November 4, 1992 (1)
       (p)   Articles Supplementary dated March 23, 1993 (1)
       (q)   Articles Supplementary dated May 5, 1993 (1)
       (r)   Articles Supplementary dated November 8, 1993 (1)
       (s)   Articles Supplementary dated January 18, 1994 (1)
       (t)   Articles Supplementary dated November 9, 1994 (1)
       (u)   Articles Supplementary dated November 8, 1995 (2)
       (v)   Articles Supplementary dated February 6, 1996 (3)
       (w)   Articles Supplementary dated March 12, 1996 (4)
       (x)   Articles Supplementary dated November 13, 1996 (7)
       (y)   Articles Supplementary dated May 9, 1997 (8)
       (z)   Articles of Amendment dated July 9, 1997 (9)
       (aa)  Articles Supplementary dated November 12, 1997 (10)
       (bb)  Articles Supplementary dated April 3, 1998 (13)
       (cc)  Articles Supplementary dated May 6, 1999 (14)

       (dd)  Articles Supplementary dated November 18, 1999
              (filed herewith)                                              79

2            Bylaws, as amended February 11, 1999 (13)

3            SPECIMEN CERTIFICATES FOR SHARES OF
       (a)   Growth Fund (1)
       (b)   Income Fund (1)
       (c)   Money Market Fund (1)
       (d)   Aggressive Growth Fund (1)
       (e)   Income Stock Fund (1)
       (f)   Growth & Income Fund (1)
       (g)   Short-Term Bond Fund (1)
       (h)   S&P 500 Index Fund (4)
       (i)   Science & Technology Fund (9)
       (j)   First Start Growth Fund (9)

       (k)   Intermediate-Term Bond Fund (15)
       (l)   High-Yield Opportunities Fund (15)
       (m)   Small Cap Stock Fund (15)

EXHIBIT                              ITEM                           PAGE NO.*
-------                              ----                           ---------

    4  (a)   Advisory Agreement dated September 21, 1990 (1)
       (b) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
       (c) Management Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (d) Administration Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (e)   Letter Agreement to the Management Agreement dated May 1,
              1996 with respect to the S&P 500 Index Fund (5)
       (f)   Amendment to Administration Agreement dated May 1, 1997
              with respect to the S&P 500 Index Fund (7)
       (g) Letter Agreement to the Advisory Agreement dated August 1, 1997 adding Science & Technology Fund and First Start Growth Fund (9)

       (h) Letter Agreement to the Advisory Agreement dated August 2, 1999 adding Intermediate-Term Bond Fund, High-Yield
              Opportunities Fund, and Small Cap Stock Fund (15)

  5    (a)   Underwriting Agreement dated July 25, 1990 (1)
       (b) Letter Agreement to the Underwriting Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund
              (1)
       (c) Letter Agreement to the Underwriting Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)
       (d) Letter Agreement to the Underwriting Agreement dated August 1, 1997 adding Science & Technology Fund and First Start
              Growth Fund (9)

       (e) Letter Agreement to the Underwriting Agreement dated August 2, 1999 adding Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)

    6        Not Applicable

    7  (a)   Custodian Agreement dated November 3, 1982 (1)
       (b)   Letter Agreement dated April 20, 1987 adding Income Stock
              Fund (1)
       (c)   Amendment No. 1 to the Custodian Contract dated October 30,
              1987 (1)
       (d)   Amendment to the Custodian Contract dated November 3, 1988 (1)
       (e)   Amendment to the Custodian Contract dated February 6, 1989 (1)
       (f)   Amendment to the Custodian Contract dated November 8, 1993 (1)
       (g) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
       (h)   Subcustodian Agreement dated March 24, 1994 (3)
       (i) Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (j) Subcustodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (k)   Letter Agreement to the Custodian Agreement dated May 1,
              1996 with respect to the S&P 500 Index Fund (5)
       (l)   Amendment to Custodian Contract dated May 13, 1996 (5)
       (m) Letter Agreement to the Custodian Agreement dated August 1, 1997 with respect to the Science & Technology Fund and First Start Growth Fund (9)

EXHIBIT                              ITEM                           PAGE NO.*
-------                              ----                           ---------

       (n) Letter Agreement to the Custodian Agreement dated August 2, 1999 with respect to the Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)

8      (a)   Articles of Merger dated January 30, 1981 (1)
       (b)   Transfer Agency Agreement dated January 23, 1992 (1)
       (c) Letter Agreement dated June 1, 1993 to Transfer Agency Agreement adding Growth & Income Fund and Short-Term Bond Fund (1)

       (d) Amendments dated January 1, 1999 to the Transfer Agency Agreement Fee Schedules for Growth Fund, Aggressive Growth Fund, Income Fund, Growth & Income Fund, Income Stock Fund, Money Market Fund, Short-Term Bond Fund, Science & Technology Fund, and First Start Growth Fund (15)

       (e)   Amendment No. 1 to Transfer Agency Agreement dated
             November 14, 1995(2)
       (f)   Third Party Feeder Fund Agreement dated May 1, 1996
              with respect to the S&P 500 Index Fund (5)
       (g)   Letter Agreement to Transfer Agency Agreement dated
              May 1, 19996 adding S&P 500 Index Fund (5)

       (h)   Transfer Agency Agreement Fee Schedule dated May 1,
              2000 for S&P 500 Index Fund (filed herewith)                  83
       (i)   Master Revolving Credit Facility Agreement with
              USAA Capital Corporation dated January 11,
              2000 ($500,000,000) (filed herewith)                          85
       (j)   Master Revolving Credit Facility Agreement with
              Bank of America dated January 12, 2000 (filed herewith)      109

       (k)   Letter Agreement to Transfer Agency Agreement dated
              August 1, 1997 adding Science & Technology Fund and
              First Start Growth Fund (9)

       (l)   Master Revolving Credit Facility Agreement with
              USAA Capital Corporation dated January 11,
              2000 ($250,000,000) (filed herewith)                         139
       (m)   Letter Agreement to Transfer Agency Agreement dated
              August 2, 1999 adding Intermediate-Term Bond Fund,
              High-Yield Opportunities Fund and Small Cap Stock Fund (15)
       (n)   Transfer Agency Agreement Fee Schedule for
              Intermediate-Term Bond Fund (15)
       (o)   Transfer Agency Agreement Fee Schedule for
              High-Yield Opportunities Fund (15)
       (p)   Transfer Agency Agreement Fee Schedule for
              Small Cap Stock Fund (15)

    9  (a)   Opinion of Counsel with respect to the Growth Fund,
              Income Fund, Money Market Fund, Income Stock Fund,
              Growth & Income Fund, and Short-Term Bond Fund (2)

       (b)   Opinion and Consent of Counsel with respect to the
              S&P 500 Index Fund (filed herewith)                          163

       (c)   Opinion of Counsel with respect to the Aggressive
              Growth Fund (6)

       (d) Consent of Counsel with respect to the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Stock Fund, Income Fund, Short-Term Bond Fund, Money Market Fund, Science & Technology Fund, and First Start Growth Fund (15)

EXHIBIT                              ITEM                           PAGE NO.*
-------                              ----                           ---------

       (e) Opinion of Counsel with respect to the Science & Technology Fund and First Start Growth Fund (8)
       (f) Opinion of Counsel with respect to the Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (14)

10           Independent Accountants' Consent                              165

11           Omitted financial statements - Not Applicable

12           SUBSCRIPTIONS AND INVESTMENT LETTERS
       (a)   Subscription and Investment Letter for Growth & Income
              Fund and Short-Term Bond Fund (1)
       (b)   Subscription and Investment Letter for S&P 500 Index Fund (5)
       (c) Subscription and Investment Letter for Science & Technology Fund and First Start Growth Fund (9)
       (d)   Subscription and Investment Letter for the
              Intermediate-Term Bond Fund, High-Yield Opportunities
              Fund, and Small Cap Stock Fund (15)

13           12b-1 Plans - Not Applicable

14           18f-3 Plans - Not Applicable

15           Plan Adopting Multiple Classes of Shares - Not Applicable

16           CODE OF ETHICS
       (a)   USAA Investment Management Company                            167
       (b)   Bankers Trust Company                                         179

17           POWERS OF ATTORNEY
       (a)   Powers of Attorney for  Robert G.  Davis, Sherron  A. Kirk,
              David G. Peebles, Robert L. Mason, Richard A. Zucker, Barbara B. Dreeben, and Michael F. Reimherr dated April 18,
              2000 and  Michael J.C.  Roth dated  April 22, 2000
              (filed herewith)                                             193
       (b)   With respect to the S&P 500 Index Fund, Powers of Attorney for John Y. Keffer, Charles A. Rizzo, Charles P. Biggar, S. Leland Dill, Richard T. Hale, Richard J. Herring, Bruce E. Langton, Martin J. Gruber, Philip Saunders, Jr., and Harry
              Van Benscoten, Trustees of the Equity 500 Index Portfolio,
              dated September 8, 1999 (filed herewith)                     201
       (c)   Power of Attorney for Robert G. Davis dated March 24, 1997 (7)

---------------------

(1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

(2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

(3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

(4) Previously filed with Post-Effective Amendment No. 41 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 26, 1996.

(5) Previously filed with Post-Effective Amendment No. 42 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 11, 1996.

(6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 1996.

(7) Previously filed with Post-Effective Amendment No. 44 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 21, 1997.

(8) Previously filed with Post-Effective Amendment No. 45 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 16, 1997.

(9) Previously filed with Post-Effective Amendment No. 46 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1997.

(10) Previously filed with Post-Effective Amendment No. 47 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1998.

(11) Previously filed with Post-Effective Amendment No. 48 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 27, 1998.

(12) Previously filed with Post-Effective Amendment No. 49 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1998.

(13) Previously filed with Post-Effective Amendment No. 50 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on
      February 26, 1999.

(14) Previously filed with Post-Effective Amendment No. 51 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 14, 1999.

(15) Previously filed with Post-Effective Amendment No. 52 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30, 1999.

-------------------------------------

 * Refers to sequentially numbered pages